DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
DEBT
Schedule of maturities of debt
2024	$110,206
2025	1,531,070
Total	$1,641,276

2024	$114,542
2025	950,550
Total	$1,065,092

Schedule of convertible debt
	September 30, 2024	December 31, 2023
Convertible notes	$357,270	$204,488
Unamortized discounts	(108,262)	(153,402)
Convertible notes, net	$249,008	$51,086